Long-term Debt - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions					1 Months Ended		3 Months Ended	6 Months Ended	24 Months Ended
	Jun. 12, 2020	May 01, 2019	Dec. 27, 2017	May 09, 2014	Jul. 31, 2018	Apr. 30, 2018	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt instrument, description								In connection with the reverse recapitalization, the Company entered into a new Note Purchase Agreement (the "Term Loan") dated as of February 3, 2020, for the purposes of, among other things, (i) financing the reverse recapitalization, (ii) financing the acquisitions of Flagler and Liftech; and (iii) providing for the repayment and refinance of a portion of the Company's prior existing debt.
Warrants exercise price			$ 0.01						$ 0.01
Subordinated debt								$ 0.0
Loss on the extinguishment of debt							$ 7.6	7.6
Peak Logix LLC
Debt Instrument [Line Items]
Additional consideration	$ 1.0
OEM Captive Lender
Debt Instrument [Line Items]
Note payable								$ 0.0
OEM Captive Lender | Master Note Agreement
Debt Instrument [Line Items]
Debt instrument, maturity period				2024-10
OEM Captive Lender | Master Note Agreement | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate				3.29%
OEM Captive Lender | Master Note Agreement | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate				4.99%
Commercial Paper | Peak Logix LLC
Debt Instrument [Line Items]
Debt instrument, interest rate	6.00%
Additional consideration	$ 1.0
Note Purchase Agreement [Member] | Senior Lien Lender
Debt Instrument [Line Items]
Note payable									$ 40.0
Additional delayed note payable			$ 20.0						20.0
Borrowed against delayed draw commitment		$ 11.5			$ 5.0	$ 3.5			40.0
Percentage of payment-in-kind interest on unpaid principal amount			10.00%
Paid-in-kind interest									$ 11.2
Debt instrument, maturity date			Jun. 27, 2023
Warrants issued to purchase percentage of common units outstanding			25.00%
Warrants exercise price			$ 0.01
Subordinated Debt
Debt Instrument [Line Items]
Debt Instrument, Payment Terms								On February 14, 2020, in connection with the reverse recapitalization, and in conjunction with entering into the Amended and Restated Credit Agreement and Term Loan, the Company repaid in full the subordinated debt to the former shareholders of Alta Equipment Company and terminated all commitments and discharged all guarantees related to those agreements.
Subordinated Debt | First Lien And Second Lien Lender
Debt Instrument [Line Items]
Debt instrument, maturity date			Dec. 31, 2027
Debt instrument, interest rate			5.00%
Term Loan
Debt Instrument [Line Items]
Floor plan financing facility								$ 145.7
Debt issuance costs								7.4
Term Loan | Second Lien Lender
Debt Instrument [Line Items]
Debt instrument, face amount			$ 155.0
Debt instrument, maturity period			2025-08
Payable in monthly installments								$ 1.9
Effective interest rate								9.80%
Term Loan | Second Lien Lender | LIBOR
Debt Instrument [Line Items]
Effective interest rate								8.00%
Senior Lien Notes And OEM Captive Lender
Debt Instrument [Line Items]
Early call premiums paid to holders								$ 3.9